July 3, 2007
BY ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Netezza Corporation
Amendment No. 5 to Registration Statement on Form S-1
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Netezza Corporation (the “Company”) is Amendment No. 5 to Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 10,350,000 shares of Common Stock of the Company.
     Please contact the undersigned at (617) 526-6786 or Patrick J. Rondeau at (617) 526-6670 with any questions or comments you may have regarding this filing.
Best regards,
/s/ Jeffries Oliver-Li
Jeffries Oliver-Li
cc: Patrick J. Rondeau